INCOME TAXES - Schedule of Cash Flow, Supplemental Disclosures (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Line Items]
Federal	$ 76
Income taxes paid (recovered)	150	$ 397	$ 196
United Kingdom
Income Taxes [Line Items]
Foreign	35
Canada
Income Taxes [Line Items]
Foreign	20
Other
Income Taxes [Line Items]
Foreign	$ 18